Subsequent Events (Details) - Subsequent Event [Member]	Oct. 15, 2025 USD ($) shares	Jan. 17, 2025 USD ($) $ / shares	Mar. 10, 2025 $ / shares	Jan. 31, 2025 USD ($)
Subsequent Events (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.001
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001
Aggregate offering price				$ 50,000,000
RABLBX Merger Sub Inc. and REalloys [Member]
Subsequent Events (Details) [Line Items]
Business acquisition percentage of common stock retained (as a percent)			7.30%
Business acquisition percentage of common and preferred stock retained (as a percent)			92.70%
Five Narrow Lane LP (“FNL”) [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 2,300,000
Proceeds from issuance of debt	$ 2,050,000	1,050,000
Debt instrument funding upon registration		750,000
Debt instrument funding upon registration declared effective		$ 500,000
Debt instrument conversion multiplier		3
Debt conversion, original debt, amount	1,592,450
Five Narrow Lane LP (“FNL”) [Member] | Conversion Of Additional Debenture Into Common Stock [Member]
Subsequent Events (Details) [Line Items]
Debt conversion, original debt, amount	$ 982,800
Debt conversion, converted instrument, shares issued (in Shares) | shares	180,000
Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.001
Debt instrument, stated value per share (in Dollars per share) | $ / shares		$ 3,000